Foreign Exchange Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes In Foreign Exchange Rates [Abstract]
Foreign exchange gain (loss)	$ 3,890	$ (5,370)
Realized foreign exchange loss on derivative contracts (note 23)	(12,498)	(22,240)
Unrealized foreign exchange gain on derivative contracts (note 23)	33,092	3,911
Foreign exchange (loss) gain on other financial assets and liabilities	(4,574)	1,731
Foreign exchange gains (losses)	$ 19,910	$ (21,968)